Acquisitions, Investments and Disposals (Details)																			3 Months Ended		4 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 09, 2026 shares	Mar. 08, 2026 USD ($)	Feb. 13, 2026 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Nov. 05, 2025 USD ($)	Oct. 21, 2025 shares	Sep. 16, 2025 USD ($) shares	Sep. 09, 2025	Jun. 30, 2025 shares	Jun. 23, 2025 USD ($) shares	May 06, 2025 shares	Nov. 26, 2024 USD ($) shares	Nov. 11, 2024 shares	Sep. 20, 2024 USD ($) shares	Jul. 26, 2024 USD ($) $ / shares shares	Jul. 17, 2024 USD ($) shares	Feb. 01, 2023 USD ($)	Dec. 13, 2022 USD ($)	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Jun. 30, 2025 shares	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 26, 2025	Nov. 09, 2025 $ / shares	Nov. 03, 2025	Jun. 04, 2025	Jun. 13, 2024
Acquisitions [Line Items]
Total purchase price					$ 69,127										$ 109,000									$ 14,439,924
Expected term of warrants						5 years													5 years									5 years	5 years	5 years
Lookback period																			5 years
Fair value of warrants at issuance per warrant (in Dollars per share) | $ / shares																			$ 0.9
Amortization expense																			$ 82,485	$ 36,391				403,778
Revenue																			203,727	291,884				3,192,437	1,498,874
Net income (loss)																			(14,422,187)	(2,004,597)				(8,054,471)	(2,114,952)
Purchase price							$ 100,000
Shares received (in Shares) | shares											17,000,000	1,992
Issued and outstanding common stock percentage								19.98%
Shares sold (in Shares) | shares	800,200			22,500		110,450			10,000
Percentage of outstanding common stock	80.02%
Advance received			$ 259,000
Cash paid																			$ 631,827
Number of business days																			3 days
Loan amount																			$ 145,000
Percentage of accruing on overdue amounts																			4.00%
Default rate percentage																			18.00%
Discounted at an imputed market rate percentage																			10.00%
Fair value amount																			$ 4,787,469
Aggregate discount																			1,203,851	$ 35,529				$ 415,094	$ 2,120,640
Accrued interest receivable																			$ 28,840
Stated value per share (in Dollars per share) | $ / shares				$ 0.001															$ 0.001				$ 0.001	$ 0.001	$ 0.001
Preferred stock value
Floor price (in Dollars per share) | $ / shares																			$ 0.35
Conversion price (in Dollars per share) | $ / shares																			10
Stock price of five days VWAP (in Dollars per share) | $ / shares																			$ 1.4952
Converted common shares																			4,097,873
Non-cash consideration measured amount																			$ 239,446
Accounts payable and accrued liabilities																			186,446
Amounts derecognized																			96,500
Assumed accounts payable offset amount																			$ 89,946
Percentage of non-controlling interest																			19.98%
Net due and due-from balances amount																			$ 796,382
Possible loss																			$ 45,000
Acquired equity percentage		80.02%							1.00%			1.00%									1.00%
Exercise price (in Dollars per share) | $ / shares				$ 11.4																			$ 11.4	$ 11.4
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares				$ 10															$ 10				$ 10	$ 10
Purchase price (in Shares) | shares							100,000			100,000
Equity valuation		$ 14,439,924
Purchase price		$ 11,554,827								$ 100,000							$ 250,000	$ 750,000
Goodwill																									5,450
Developed Technology [Member]
Acquisitions [Line Items]
Estimated useful life				5 years															5 years				5 years	5 years
Trademarks and Trade Names [Member]
Acquisitions [Line Items]
Estimated useful life				15 years															5 years				15 years	15 years
Amortization expense																								$ 363,905
Warrant [Member]
Acquisitions [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares				$ 0.9																			$ 0.9	$ 0.9
Promissory note receivable [Member]
Acquisitions [Line Items]
Aggregate discount																			$ 212,531
Common Stock [Member]
Acquisitions [Line Items]
Common stock exchange ratio (in Dollars per share) | $ / shares																			$ 20					$ 20
Warrant coverage																			10.00%					10.00%
Exercise price (in Dollars per share) | $ / shares															$ 24
Measurement Input, Expected Dividend Payment [Member]
Acquisitions [Line Items]
Warrant measurement input																			0
Measurement Input, Risk Free Interest Rate [Member]
Acquisitions [Line Items]
Warrant measurement input				4.09															4.09				4.09	4.09
Measurement Input, Exercise Price [Member]
Acquisitions [Line Items]
Warrant measurement input				1															1				1	1
Dividend Yield [Member]
Acquisitions [Line Items]
Warrant measurement input																			0
Measurement Input, Expected Term [Member]
Acquisitions [Line Items]
Warrant measurement input				5																			5	5
Measurement Input, Expected Dividend Rate [Member]
Acquisitions [Line Items]
Warrant measurement input				0																			0	0
Business Acquisitions [Member]
Acquisitions [Line Items]
Issue of shares (in Shares) | shares																								750
Fair value of shares				$ 367,609											$ 38,150				$ 367,609				$ 367,609	$ 367,609
Fair value																			$ 5,614,086
Exercise price (in Dollars per share) | $ / shares				$ 0.9																			$ 0.9	$ 0.9
Business Acquisitions [Member] | Warrant [Member]
Acquisitions [Line Items]
Issue of shares (in Shares) | shares															65,000				375,503					375,503
Fair value of shares				$ 6,726,164											$ 70,850				$ 6,726,164				$ 6,726,164	$ 6,726,164
Exercise price (in Dollars per share) | $ / shares															$ 24
Business Acquisitions [Member] | Common Stock [Member]
Acquisitions [Line Items]
Issue of shares (in Shares) | shares															1,750				52,807					52,807
Fair value of shares				$ 950,526											$ (38,150)				$ 950,526				$ 950,526	$ 950,526
Business Combination, Series of Individually Immaterial Business Combinations [Member]
Acquisitions [Line Items]
Purchase agreement amount																			53,000
Hollywall Entertainment, Inc. [Member]
Acquisitions [Line Items]
Issue of shares (in Shares) | shares																726,769
Fair value of shares																$ 16,578
Hollywall Entertainment, Inc. [Member] | Common Stock [Member]
Acquisitions [Line Items]
Issue of shares (in Shares) | shares																829
Murge E-Commerce, Inc. [Member]
Acquisitions [Line Items]
Voting rights														4.99%
Shorter Term Loan Agreement [Member]
Acquisitions [Line Items]
Amount received			145,000
Acquisition of Flewber Global Inc [Member]
Acquisitions [Line Items]
Total purchase price																			14,439,924
Divestiture of Fly Flyte, Inc. and Ponderosa Air, LLC [Member]
Acquisitions [Line Items]
Total purchase price																			$ 11,554,827
Business Acquisitions [Member]
Acquisitions [Line Items]
Cash consideration			$ 1,035,827
Enzylotics, Inc [Member]
Acquisitions [Line Items]
Shares received (in Shares) | shares											1,992	1,992
Acquired equity percentage												1.00%
Shares cancelled (in Shares) | shares																					1,992
Consideration transferred, fair value												$ 32,855
Know-how [Member]
Acquisitions [Line Items]
Purchase price																									43,600
Website and App [Member]
Acquisitions [Line Items]
Purchase price																									16,350
Customer List [Member]
Acquisitions [Line Items]
Purchase price																									$ 43,600
Geopulse Explorations, Inc. [Member]
Acquisitions [Line Items]
Shares received (in Shares) | shares																1,084
Acquired equity percentage																0.50%
Consideration transferred, fair value																$ 18,208
Murge E-Commerce, Inc. [Member]
Acquisitions [Line Items]
Acquired equity percentage														49.00%
Shares reserved (in Shares) | shares														100,000,000
THEPOWERHOUSE LLC [Member]
Acquisitions [Line Items]
Shares received (in Shares) | shares													16,667
Acquired equity percentage													5.00%
MineralRite Corporation [Member]
Acquisitions [Line Items]
Shares received (in Shares) | shares											4,500
Acquired equity percentage											1.00%
Flewber, Inc. [Member]
Acquisitions [Line Items]
Ownership rate							10.00%			10.00%
Purchase price proceeds were allocated to expenses										$ 100,000
Fly Flyte, Inc. [Member]
Acquisitions [Line Items]
Ownership rate	100.00%			80.02%			10.00%	19.98%		10.00%													80.02%	80.02%
Ownership percentage of pre-acquisition before closing	19.98%
Percentage of issued and outstanding common stock								19.98%
Purchase price							$ 100,000
Ponderosa Air, LLC [Member]
Acquisitions [Line Items]
Ownership rate	100.00%			100.00%																			100.00%	100.00%
Flyte [Member]
Acquisitions [Line Items]
Ownership rate		100.00%
VTAK [Member]
Acquisitions [Line Items]
Ownership rate		19.98%
Creatd [Member]
Acquisitions [Line Items]
Ownership rate		80.02%
Promissory Note [Member]
Acquisitions [Line Items]
Payable amount of promissory notes																			$ 418,434
Promissory Note [Member] | Forecast [Member]
Acquisitions [Line Items]
Note payable amount																						$ 5,000,000
Number of installments																						nine
Promissory Note [Member] | CEO [Member]
Acquisitions [Line Items]
Payable amount of promissory notes																			$ 361,143
VTAK [Member]
Acquisitions [Line Items]
Conversion price (in Dollars per share) | $ / shares																			$ 1.41
Flewber, Inc. [Member]
Acquisitions [Line Items]
Revenue																							$ 1,913,443
Net income (loss)																							$ (3,647,042)
Enzylotics, Inc [Member]
Acquisitions [Line Items]
Shares received (in Shares) | shares																					1,992
Acquired equity percentage												1.00%
MineralRite Corporation [Member]
Acquisitions [Line Items]
Shares received (in Shares) | shares											4,500
MineralRite Corporation [Member] | Common Stock [Member]
Acquisitions [Line Items]
Shares received (in Shares) | shares											17,000,000
Flyte [Member]
Acquisitions [Line Items]
Revenue																								$ 1,913,443
Net income (loss)																								$ (3,647,041)
Fly Flyte, Inc. [Member]
Acquisitions [Line Items]
Percentage of issued and outstanding common stock								19.98%
Murge E-Commerce, Inc. [Member] | Murge E-Commerce, Inc. [Member]
Acquisitions [Line Items]
Revenue														$ 30,000,000
Brave Foods, LLC [Member]
Acquisitions [Line Items]
Membership interest percentage															100.00%
Maximum [Member]
Acquisitions [Line Items]
Estimated useful life				5 years																			5 years	5 years
Stated value per share (in Dollars per share) | $ / shares																											$ 10
Closing stock price (in Dollars per share) | $ / shares																			$ 1.41
Possible loss																			$ 300,000
Maximum [Member] | Fly Flyte, Inc. [Member]
Acquisitions [Line Items]
Ownership rate																										41.73%
Minimum [Member]
Acquisitions [Line Items]
Estimated useful life				3 years																			3 years	3 years
Stated value per share (in Dollars per share) | $ / shares																											$ 20
Closing stock price (in Dollars per share) | $ / shares																			$ 1.37
Possible loss																			$ 240,000
Minimum [Member] | Fly Flyte, Inc. [Member]
Acquisitions [Line Items]
Ownership rate																										20.00%
Series G Preferred Stock [Member]
Acquisitions [Line Items]
Total purchase price					$ 121,389
Warrant coverage																			100.00%					100.00%
Original issue discount																			25.00%					25.00%
Conversion of warrant per share (in Dollars per share) | $ / shares																			$ 10
Common shares underlying each share (in Shares) | shares																			750
Closing price of common stock (in Dollars per share) | $ / shares																			$ 0.9
Shares received (in Shares) | shares							134
Stated value per share (in Dollars per share) | $ / shares				$ 0.001															$ 0.001				$ 0.001	$ 0.001	$ 0.001
Preferred stock value				$ 17															$ 17				$ 17	$ 17	$ 2
Exercise price (in Dollars per share) | $ / shares				$ 10																			$ 10	$ 10
Series G Preferred Stock [Member] | Business Acquisitions [Member]
Acquisitions [Line Items]
Issue of shares (in Shares) | shares																			9,475					9,475
Fair value of shares				$ 6,395,625															$ 6,395,625				$ 6,395,625	$ 6,395,625
Series D Convertible Preferred Stock [Member]
Acquisitions [Line Items]
Stated value per share (in Dollars per share) | $ / shares																			$ 1,000
Preferred stock value																			$ 5,778,000
Series D Convertible Preferred Stock [Member] | Business Combination, Series of Individually Immaterial Business Combinations [Member]
Acquisitions [Line Items]
Issue of shares (in Shares) | shares																			5,778